OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
Finite-Lived Intangible Assets, Net [Abstract]
Schedule Of Other Intangible Assets
a.	Other intangible assets, net, are comprised of the following:

	weighted average remaining useful life	December 31,
	(years)	2015	2016
Original amounts:

Customer relationships	3.92	$10,853	$11,804
Technology	4.47	6,717	8,080
Patent	7.5	1,230	1,248

		18,800	21,132

Accumulated amortization:

Customer relationships		6,361	7,756
Technology		4,581	5,475
Patent		174	302

		11,116	13,533

Other intangible assets, net		$7,684	$7,599

Schedule Of Other Intangible Assets Future Amortization Expense
c.	Estimated amortization expense for future periods:

For the year ended December 31,

2017	$2,294
2018	1,951
2019	1,323
2020	524
2021 and thereafter	1,507

$7,599